Taxation (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible(Income not taxable) for tax purposes	(8.00%)	1.00%	(1.00%)
Effect of different tax rate of subsidiary operations in other jurisdictions	(12.00%)	(22.00%)	22.00%
Change in valuation allowance	(36.00%)	6.00%	(217.00%)
Utilization of the unrecognized tax benefit	(1.00%)	(0.00%)	(0.00%)
Others	6.00%	(1.00%)	(3.00%)
Effective tax rate	(26.00%)	9.00%	(174.00%)